SHAREHOLDERS' EQUITY (DEFICIENCY) (Schedule of Composition of Convertible Preferred Share Capital and Ordinary Shares Capital) (Details) (ILS)	Dec. 31, 2014	Aug. 26, 2014	Dec. 31, 2013
Composition of convertible preferred share capital and ordinary shares capital [Line Items]
Preferred shares, par value (in NIS per share)	0.01		0.01
Preferred shares, shares authorized	0		532,677
Preferred shares, shares issued	0		327,403
Preferred shares, shares outstanding	0		327,403
Ordinary shares, par value (in NIS per share)	0.01	0.01	0.01
Ordinary share, shares authorized	250,000,000	250,000,000	170,413,056
Ordinary shares, shares issued	11,978,554		185,688
Ordinary shares, shares outstanding	11,978,554		185,688
Series A preferred shares [Member]
Composition of convertible preferred share capital and ordinary shares capital [Line Items]
Preferred shares, shares authorized			11,000
Preferred shares, shares issued			10,677
Preferred shares, shares outstanding			10,677
Series B preferred shares [Member]
Composition of convertible preferred share capital and ordinary shares capital [Line Items]
Preferred shares, shares authorized			100,000
Preferred shares, shares issued			63,880
Preferred shares, shares outstanding			63,880
Series C-1 preferred shares [Member]
Composition of convertible preferred share capital and ordinary shares capital [Line Items]
Preferred shares, shares authorized			200,000
Preferred shares, shares issued			67,486
Preferred shares, shares outstanding			67,486
Series C-2 preferred shares [Member]
Composition of convertible preferred share capital and ordinary shares capital [Line Items]
Preferred shares, shares authorized			40,000
Preferred shares, shares issued			19,675
Preferred shares, shares outstanding			19,675
Series D-1 preferred shares [Member]
Composition of convertible preferred share capital and ordinary shares capital [Line Items]
Preferred shares, shares authorized			100,000
Preferred shares, shares issued			84,008
Preferred shares, shares outstanding			84,008
Series D-2 preferred shares [Member]
Composition of convertible preferred share capital and ordinary shares capital [Line Items]
Preferred shares, shares authorized			69,387
Preferred shares, shares issued			69,387
Preferred shares, shares outstanding			69,387
Series D-3 preferred shares [Member]
Composition of convertible preferred share capital and ordinary shares capital [Line Items]
Preferred shares, shares authorized			10,323
Preferred shares, shares issued			10,323
Preferred shares, shares outstanding			10,323
Series D-4 preferred shares [Member]
Composition of convertible preferred share capital and ordinary shares capital [Line Items]
Preferred shares, shares authorized			1,967
Preferred shares, shares issued			1,967
Preferred shares, shares outstanding			1,967
Series E preferred shares [Member]
Composition of convertible preferred share capital and ordinary shares capital [Line Items]
Preferred shares, shares authorized
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares [Member]
Composition of convertible preferred share capital and ordinary shares capital [Line Items]
Ordinary share, shares authorized	250,000,000
Ordinary shares, shares issued	11,978,554
Ordinary shares, shares outstanding	11,978,554
Ordinary A shares [Member]
Composition of convertible preferred share capital and ordinary shares capital [Line Items]
Ordinary share, shares authorized			168,613,056
Ordinary shares, shares issued			180,000
Ordinary shares, shares outstanding			180,000
Ordinary B non-voting shares [Member]
Composition of convertible preferred share capital and ordinary shares capital [Line Items]
Ordinary share, shares authorized			1,800,000
Ordinary shares, shares issued			5,688
Ordinary shares, shares outstanding			5,688